Income Tax and Social Contribution - Summary of Changes in Deferred Tax (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Total deferred taxes recorded	R$ 1,790,891	R$ 2,275,998
Tax loss and negative basis
Deferred tax assets and liabilities [abstract]
Beginning balance	2,915,329	2,991,933
(Charged) / credited to the profit for the year	587,315	(76,604)
Other comprehensive income (loss)	1,048
Exchange differences
Discontinued operation
Ending balance	3,503,692	2,915,329
Employee benefits
Deferred tax assets and liabilities [abstract]
Beginning balance	73,866	56,847
(Charged) / credited to the profit for the year	(13,657)	16,938
Other comprehensive income (loss)		81
Exchange differences
Discontinued operation
Ending balance	60,209	73,866
Provisions
Deferred tax assets and liabilities [abstract]
Beginning balance	963,637	950,991
(Charged) / credited to the profit for the year	(1,612)	12,646
Other comprehensive income (loss)	34,505
Exchange differences
Discontinued operation
Ending balance	996,530	963,637
Post- employment obligations
Deferred tax assets and liabilities [abstract]
Beginning balance	214,496	175,177
(Charged) / credited to the profit for the year	14,958	3,809
Other comprehensive income (loss)	(28,993)	35,510
Exchange differences
Discontinued operation
Ending balance	200,461	214,496
Property, plant and equipment
Deferred tax assets and liabilities [abstract]
Beginning balance	408,581	277,924
(Charged) / credited to the profit for the year	(9,044)	130,657
Other comprehensive income (loss)
Exchange differences
Discontinued operation
Ending balance	399,537	408,581
Unregistered credits
Deferred tax assets and liabilities [abstract]
Beginning balance	(2,198,164)	(2,104,743)
(Charged) / credited to the profit for the year	(120,834)	(118,087)
Other comprehensive income (loss)
Exchange differences		(2,827)
Discontinued operation		27,493
Ending balance	(2,318,998)	(2,198,164)
Other
Deferred tax assets and liabilities [abstract]
Beginning balance	1,177,857	1,072,369
(Charged) / credited to the profit for the year	113,454	(5,667)
Other comprehensive income (loss)	39,930	(22,335)
Exchange differences	1,041,083	133,490
Discontinued operation
Ending balance	2,372,324	1,177,857
Deferred Tax Assets
Deferred tax assets and liabilities [abstract]
Beginning balance	3,555,602	3,240,498
(Charged) / credited to the profit for the year	570,580	(36,308)
Other comprehensive income (loss)	46,490	13,256
Exchange differences	1,041,083	130,663
Discontinued operation		27,493
Ending balance	5,213,755	3,555,602
Effects on the formation of joint ventures
Deferred tax assets and liabilities [abstract]
Beginning balance	(1,135,036)	(1,135,036)
(Charged) / credited to the profit for the year
Other comprehensive income (loss)
Business combination
Ending balance	(1,135,036)	(1,135,036)
Intangible assets
Deferred tax assets and liabilities [abstract]
Beginning balance	(3,663,085)	(3,725,546)
(Charged) / credited to the profit for the year	59,517	62,461
Other comprehensive income (loss)
Business combination
Ending balance	(3,603,568)	(3,663,085)
Unrealized gains on derivatives
Deferred tax assets and liabilities [abstract]
Beginning balance	(923,672)	(664,841)
(Charged) / credited to the profit for the year	(1,282,808)	(258,831)
Other comprehensive income (loss)	264
Business combination
Ending balance	(2,206,216)	(923,672)
Leases
Deferred tax assets and liabilities [abstract]
Beginning balance	(36,346)	(186,345)
(Charged) / credited to the profit for the year	10,667	149,999
Other comprehensive income (loss)	220
Business combination
Ending balance	(25,459)	(36,346)
Fair value adjustment
Deferred tax assets and liabilities [abstract]
Beginning balance	174,597	57,298
(Charged) / credited to the profit for the year	351,405	117,299
Other comprehensive income (loss)
Business combination
Ending balance	526,002	174,597
Other
Deferred tax assets and liabilities [abstract]
Beginning balance	(248,060)	(276,644)
(Charged) / credited to the profit for the year	(311,745)	28,584
Other comprehensive income (loss)	(34)
Business combination	(530)
Ending balance	(560,369)	(248,060)
Deferred Tax Liabilities
Deferred tax assets and liabilities [abstract]
Beginning balance	(5,831,602)	(5,931,114)
(Charged) / credited to the profit for the year	(1,172,964)	99,512
Other comprehensive income (loss)	450
Business combination	(530)
Ending balance	(7,004,646)	R$ (5,831,602)
Total deferred taxes recorded	R$ 1,790,891